Cover	Dec. 28, 2021
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) is being filed as an amendment of and supplement to the Current Report on Form 8-K filed by 1847 Goedeker Inc. (the “Company”) on December 28, 2021 (the “Original Report”). The Original Report was filed, among other things, to report the results of the matters submitted to a vote by the Company’s stockholders at the Company’s 2021 Annual Meeting of Stockholders (the “Annual Meeting”) held on December 21, 2021, concerning the amendment of the Company’s Amended and Restated Certificate of Incorporation (the “Certificate of Incorporation”). This Amendment amends the Original Report to update the disclosure regarding the Charter Amendment (as defined below) and provides information regarding the outcome of the Section 205 Petition (as defined below).
Document Period End Date	Dec. 28, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-39418
Entity Registrant Name	1847 GOEDEKER INC.
Entity Central Index Key	0001810140
Entity Tax Identification Number	83-3713938
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1870 Bath Avenue
Entity Address, City or Town	Brooklyn
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11214
City Area Code	(800)
Local Phone Number	299-9470
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, $0.0001 par value per share
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	GOED
Security Exchange Name	NYSEAMER
Warrants to Purchase Common Stock
Title of 12(b) Security	Warrants to Purchase Common Stock
Trading Symbol	GOED WS
Security Exchange Name	NYSEAMER